Employee Benefit Plans - Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ 4	$ 2
Non-current liability	(118)	(131)
Net amount recognized	(114)	(129)
U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	0	0
Non-current liability	(68)	(23)
Net amount recognized	(68)	(23)
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	6	7
Non-current liability	(29)	(29)
Net amount recognized	$ (23)	$ (22)